Summary of significant accounting policies (Details 3)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Total revenues	$ 26,277,782	¥ 188,112,127	¥ 290,441,871
Mainland PRC [Member]
Total revenues	19,948,077	142,800,304	239,512,194
Hong Kong Revenues [Member]
Total revenues	$ 6,329,705	¥ 45,311,823	¥ 50,929,677